Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Stock Option Activity [Abstract]
Number of Options, Beginning balance		953,821	1,034,000
Weighted Average Exercise Price, Beginning balance		$ 2.45	$ 2.31
Aggregate Intrinsic Value, Beginning balance	[1]	$ 1,087	$ 640
Number of Options, Exercisable		837,754	550,116
Weighted Average Exercise Price, Exercisable		$ 3.65	$ 2.36
Aggregate Intrinsic Value, Exercisable	[1]	$ 10,656	$ 674
Number of Options, Granted		801,354	120,821
Weighted Average Exercise Price, Granted		$ 8.08	$ 3.01
Number of Options, Exercised		(267,957)
Weighted Average Exercise Price, Exercised		$ 2.28
Number of Options, Expired/cancelled			(201,000)
Weighted Average Exercise Price, Expired/cancelled		$ 2.89	$ 2.08
Number of Options, Reversal of Expired/forfeited		83,457
Weighted Average Exercise Price, Reversal of Expired/forfeited		$ 2.89	$ 2.08
Number of Options, Ending balance		1,570,675	953,821
Weighted Average Exercise Price, Ending balance		$ 5.33	$ 2.45
Aggregate Intrinsic Value, Ending balance	[1]	$ 17,410	$ 1,087

[1]	Represents the excess of the fair value on the last day of the period (which was $16.37 and $3.59 as of June 30, 2025 and 2024, respectively) over the exercise price, multiplied by the number of options.